Financial instruments (Details 23) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Series Q bonds [Member] | Interest payment [Member]
Financial instruments [Line Items]
Repayments of bonds, notes and debentures	$ 3,990	$ 3,769	$ 3,791
Series Q bonds [Member] | CCS Coverage [Member]
Financial instruments [Line Items]
Repayments of bonds, notes and debentures	1,919	1,021	0
Single Series Fifth Issue Bonds [Member] | Interest payment [Member]
Financial instruments [Line Items]
Repayments of bonds, notes and debentures	19,125	19,125	9,563
Single Series Sixth Issue Bonds [Member] | Interest payment [Member]
Financial instruments [Line Items]
Repayments of bonds, notes and debentures	$ 17,000	$ 8,500	$ 0